Loans	12 Months Ended
Dec. 31, 2018
Loans
Loans

(3) Loans

A summary of loans, by loan type at December 31, 2018 and 2017 is as follows:

	December 31,	December 31,
	2018	2017
	(Dollars in Thousands)
Commercial, financial and agricultural	$3,305,124	$3,322,668
Real estate - mortgage	1,173,101	1,133,525
Real estate - construction	1,886,231	1,683,550
Consumer	46,316	49,543
Foreign	150,517	158,886
Total loans	$6,561,289	$6,348,172